Parent company only condensed financial information - Condensed Statements of Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling and administrative expenses	¥ (7,160,276)	¥ (6,370,718)	¥ (6,059,046)
Other gains	305,782	181,114	31,576
Loss from operations	(956,237)	(465,506)	(1,076,593)
Interest income	114,391	125,875	93,025
Interest expense	(147,387)	(79,090)	(92,633)
Share of results of equity investees	(74,111)	(76,810)	(71,866)
Loss before tax	(1,092,021)	(503,420)	(1,223,164)
Net loss	(1,200,118)	(608,352)	(1,611,114)
Other comprehensive income/(loss)
Foreign currency exchange (losses)/gains, net of tax of nil	67,803	153,894	(353,747)
Total comprehensive loss, net of tax	(1,150,768)	(475,186)	(1,885,159)
Parent Company [Member]
Selling and administrative expenses	(834,660)	(854,104)	(910,515)
Other gains	881	400	38,948
Loss from operations	(833,779)	(853,704)	(871,567)
Interest income	5	10	1,592
Interest expense	(99,622)	(46,767)	(77,158)
Share of results of equity investees	0	(40,502)	(52,055)
Equity in (loss)/profit of subsidiaries, VIEs and subsidiaries of VIEs	(363,255)	332,611	(611,926)
Investment income	96,533	0	0
Loss before tax	(1,200,118)	(608,352)	(1,611,114)
Net loss	(1,200,118)	(608,352)	(1,611,114)
Other comprehensive income/(loss)
Foreign currency exchange (losses)/gains, net of tax of nil	49,350	133,166	(274,045)
Total comprehensive loss, net of tax	¥ (1,150,768)	¥ (475,186)	¥ (1,885,159)